Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of employees and directors stock options
	Three months ended June 30,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	1,870,485	$5.54	1,694,678	$5.63
Granted	310,500	$12.57	250,000	$3.66
Forfeited and expired	(2,685)	$7.38	(31,070)	$6.36
Exercised	(375)	$4.68	(35,895)	$2.69
Outstanding at end of period	2,177,925	$6.54	1,877,713	$5.59
Exercisable at end of period	1,404,809	$5.50	1,097,953	$5.04

	Three months ended June 30,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Non-vested at beginning of period	544,163	$6.04	575,204	$7.05
Granted	310,500	$12.57	250,000	$3.66
Vested	(78,862)	$13.15	(14,374)	$3.63
Forfeited	(2,685)	$7.38	(31,070)	$6.38
Non-vested at the end of period	773,116	$8.19	779,760	$5.85

	Six months ended June 30,
	2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	1,884,420	$5.52	1,625,042	$5.72
Granted	310,500	$12.57	320,000	$3.89
Forfeited and expired	(3,185)	$6.96	(31,434)	$6.39
Exercised	(13,810)	$2.99	(35,895)	$2.69
Outstanding at end of period	2,177,925	$6.54	1,877,713	$5.59
Exercisable at end of period	1,404,809	$5.50	1,097,953	$5.04

Non-vested at beginning of period	601,227	$5.93	526,351	$7.03
Granted	310,500	$12.57	320,000	$3.89
Vested	(135,426)	$8.22	(35,521)	$3.73
Forfeited	(3,185)	$6.96	(31,070)	$6.37
Non-vested at the end of period	773,116	$8.19	779,760	$5.85

Schedule of exercise prices and remaining contractual life
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$2.69	673,525	4.01	$4,183	673,525
$3.66	250,000	8.84	1,309	97,223
$4.68	59,875	8.75	253	15,250
$6.22	658,893	6.55	1,763	498,042
$8.19	150,000	8.38	107	37,500
$9.02	40,500	9.38	-	-
$10.12	12,126	7.43	-	7,274
$12.21	2,421	7.74	-	1,211
$21.4	4,585	8.07	-	1,256
$12.22	250,000	9.92		27,778
$14.00	60,500	9.82		30,250
$90.16	15,500	0.15	-	15,500
	2,177,925		$7,615	1,404,809

Schedule of consultants stock options
	Three months ended June 30,
	2021		2020
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	48,375	$14.67	-	$-
Granted	13,750	$10.28	-	$-
Vested	--	$-	-	$-
Forfeited	(2,000)	$14.67	-	$-
Nonvested at end of period	60,125	$13.67	-	$-

	Six months ended June 30,
	2021		2020
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	-	$-	-	$-
Granted	62,125	$13.7	-	$-
Vested	-	$-	-	$-
Forfeited	(2,000)	$14.67	-	$-
Nonvested at end of period	60,125	$13.67	-	$-

Schedule of share-based compensation expenses related to grants under the equity incentive plan
	Three months ended June 30,		Six months ended June 30,
(in thousands)	2021	2020	2021	2020
Research & development	$358	$104	$446	$200
General & administrative	294	84	396	120
Total	$652	$188	$842	$320